Short Term Bank Loans - Schedule of Bank Loan (Details) - USD ($)		6 Months Ended
		Dec. 31, 2025	Jun. 30, 2025
Schedule of Bank Loan [Line Items]
Total short-term loans		$ 3,419,142	$ 3,343,291
Industrial Bank, Xiamen [Member]
Schedule of Bank Loan [Line Items]
Annual Interest Rate	[1]	3.85%
Maturities	[1]	September 18, 2025
Total short-term loans	[1]		418,784
ICBC, Xiamen [Member]
Schedule of Bank Loan [Line Items]
Annual Interest Rate	[2]	3.35%
Maturities	[2]	August 5, 2025
Total short-term loans	[2]		418,784
Bank of China, Xiamen [Member]
Schedule of Bank Loan [Line Items]
Annual Interest Rate	[3]	2.90%
Maturities	[3]	August 28, 2025
Total short-term loans	[3]		418,784
Industrial Bank, Xiamen [Member]
Schedule of Bank Loan [Line Items]
Annual Interest Rate	[4]	3.50%
Maturities	[4]	January 22, 2026
Total short-term loans	[4]	$ 428,994	418,784
Rural Commercial Bank, Xiamen [Member]
Schedule of Bank Loan [Line Items]
Annual Interest Rate	[5]	5.65%
Maturities	[5]	March 7, 2026
Total short-term loans	[5]	$ 427,565	417,388
Huaxia Bank, Xiamen [Member]
Schedule of Bank Loan [Line Items]
Annual Interest Rate	[6]	3.10%
Maturities	[6]	March 25, 2026
Total short-term loans	[6]	$ 714,991	697,972
Xiamen International Bank [Member]
Schedule of Bank Loan [Line Items]
Annual Interest Rate	[7]	4.00%
Maturities	[7]	June 5, 2026
Total short-term loans	[7]	$ 560,610	552,795
ICBC, Xiamen [Member]
Schedule of Bank Loan [Line Items]
Annual Interest Rate	[8]	3.00%
Maturities	[8]	July 31, 2026
Total short-term loans	[8]	$ 428,994
Bank of China, Xiamen [Member]
Schedule of Bank Loan [Line Items]
Annual Interest Rate	[9]	2.90%
Maturities	[9]	February 27, 2026
Total short-term loans	[9]	$ 428,994
Industrial Bank, Xiamen [Member]
Schedule of Bank Loan [Line Items]
Annual Interest Rate	[10]	3.30%
Maturities	[10]	September 16, 2026
Total short-term loans	[10]	$ 428,994

[1]	Loans from Industrial Bank, Xiamen was unsecured. The Effective date was September 19, 2024.
[2]	Loans from ICBC, Xiamen was unsecured. The Effective date was August 5, 2024.
[3]	Loans from Bank of China, Xiamen was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was February 28, 2025.
[4]	Loans from Industrial Bank, Xiamen was unsecured. The Effective date was January 23, 2025.
[5]	Loans from Rural Commercial Bank, Xiamen, was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was March 7, 2025.
[6]	Loans from Huaxia Bank, Xiamen was unsecured. The Effective date was March 26, 2025.
[7]	Loans from Xiamen International Bank was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was June 12, 2025.
[8]	Loan from ICBC, Xiamen was secured by the property of Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was July 31, 2025.
[9]	Loan from Bank of China, Xiamen was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was August 27, 2025.
[10]	Loan from Industrial Bank, Xiamen was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company, and Xiamen Yipin Yishang Information Technology Co., Ltd. The Effective date was September 17, 2025.